Goodwill and Intangible Assets - Changes in Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Beginning of period	$ 151	$ 154
Acquisitions	3
End of period	$ 154	$ 154